Note 15 - Net Loss per Share - Schedule of Weighted Average Number of Shares (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net loss	$ (14,239,743)	$ (6,741,564)
Average weighted number of shares - basic and diluted (in shares)	270,384,470	212,369,435
Net loss per share (in per share)	$ (0.05)	$ (0.03)